Share-based compensation - Stock Option Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Number of Shares under Option Plan
Outstanding, beginning (in shares)	11,418,175	4,250,668
Granted (in shares)	90,000	2,531,000
Anti-dilution adjustment to number of options (in shares)		5,087,728
Expired (in shares)	(544,765)	(326,196)
Forfeited (in shares)	(894,666)	(125,025)
Outstanding, ending (in shares)	10,068,744	11,418,175
Exercisable (in shares)	6,652,354
Vested and expected to vest (in shares)	10,068,744
Weighted-Average Exercise Price per Option
Outstanding, beginning (in usd per share)	$ 0.45	$ 0.46
Granted (in usd per share)	0.55	0.51
Anti-dilution adjustment (in usd per share)		0.42
Expired (in usd per share)	1.00	1.21
Forfeited (in usd per share)	0.41	0.40
Outstanding, ending (in usd per share)	0.40	$ 0.45
Exercisable (in usd per share)	0.39
Vested and expected to vest (in usd per share)	$ 0.40
Weighted- Average Remaining Contractual Life (in years)
Outstanding (in years)	3 years 6 months 3 days
Exercisable (in years)	2 years 10 months 6 days
Vested and expected to vest (in years)	3 years 6 months 3 days